EQUITY-ACCOUNTED INVESTMENTS	12 Months Ended
Dec. 31, 2024
Disclosure of joint ventures [abstract]
EQUITY-ACCOUNTED INVESTMENTS	EQUITY-ACCOUNTED INVESTMENTS
The following table outlines the changes in Brookfield Renewable’s equity-accounted investments:

(MILLIONS)	2024	2023	2022
Balance, beginning of year	$2,546	$1,392	$1,107
Acquisitions through business combinations	—	44	—
Investment(1)(2)(3)(4)(5)	389	700	373
Return of capital	(5)	—	(3)
Share of net (loss) income	(88)	186	96
Share of other comprehensive income (loss)	443	162	(65)
Dividends received	(90)	(58)	(89)
Change in basis of accounting	—	105	—
Transfer to assets held for sale	(421)	—	—
Foreign exchange translation and other	(34)	15	(27)
Balance, end of year	$2,740	$2,546	$1,392
(1)Includes the investment in a U.K. offshore wind portfolio. Refer to Note 3 - Acquisitions for more details.
(2)Includes the investment in a U.S. eFuels producer. Refer to Note 3 - Acquisitions for more details.
(3)Includes the investment in a China wind portfolio through a joint venture. Refer to Note 3 - Acquisitions for more details.
(4)Includes Brookfield Renewable’s incremental investment in Westinghouse. Refer to Note 3 - Acquisitions for more details.
(5)Includes additional subscription for shares in our Spanish distributed generation business. Refer to Note 3 - Acquisitions for more details.
The following table presents the ownership interests and carrying values of Brookfield Renewable’s investments in associates and joint ventures, all of which are accounted for using the equity method:

	Ownership Interest		Carrying Value
	2024	2023	2024	2023
Hydroelectric	22%-50%	14%-50%	$349	$225
Wind	25%-50%	25%-50%	476	159
Utility-scale solar	25%-65%	25%-65%	320	304
Distributed energy & storage	50%-67%	25%-50%	680	1,049
Sustainable solutions	4%-67%	4%-49%	915	809
			$2,740	$2,546
The following table presents total assets, as well as total liabilities of Brookfield Renewable’s investments in associates and joint ventures:

	Total Assets		Total Liabilities
	2024	2023	2024	2023
Hydroelectric	$2,063	$1,221	$698	$422
Wind	4,151	1,019	2,573	383
Utility-scale solar	3,732	2,884	1,937	1,160
Distributed energy & storage	2,776	5,010	1,460	2,109
Sustainable solutions	8,105	7,757	1,830	1,564
	$20,827	$17,891	$8,498	$5,638
The following table presents total revenues, net income (loss) and other comprehensive income (loss) (“OCI”) of Brookfield Renewable’s investments in associates and joint ventures:

(MILLIONS)	2024			2023			2022
	Revenues	Net income (loss)	OCI	Revenues	Net income (loss)	OCI	Revenues	Net income (loss)	OCI
Hydroelectric	$115	$49	$849	$105	$74	$(14)	$18	$69	$(73)
Wind	56	(11)	35	—	3	21	—	68	42
Utility-scale solar	52	(152)	200	28	478	63	—	(24)	2
Distributed energy & Storage	461	(47)	98	604	210	373	582	240	(54)
Sustainable solutions	1,020	(205)	109	1,016	46	62	363	11	—
	$1,704	$(366)	$1,291	$1,753	$811	$505	$963	$364	$(83)